Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021		Sep. 30, 2020
Segmental analysis
Service revenue	€ 19,010
Equipment revenue	2,446
Revenue from contracts with customers	21,456
Other revenue	966
Interest revenue	67
Total segment revenue	22,489		€ 21,427	[1]
Adjusted EBITDAaL	7,565		€ 7,011
Vodafone Egypt | Assets and liabilities classified as held for sale
Segmental analysis
Proportion of ownership interest in subsidiary			55.00%
Germany
Segmental analysis
Service revenue	5,777
Equipment revenue	475
Revenue from contracts with customers	6,252
Other revenue	183
Interest revenue	12
Total segment revenue	6,447
Adjusted EBITDAaL	2,892
Italy
Segmental analysis
Service revenue	2,187
Equipment revenue	265
Revenue from contracts with customers	2,452
Other revenue	49
Interest revenue	6
Total segment revenue	2,507
Adjusted EBITDAaL	917
UK
Segmental analysis
Service revenue	2,521
Equipment revenue	593
Revenue from contracts with customers	3,114
Other revenue	30
Interest revenue	17
Total segment revenue	3,161
Adjusted EBITDAaL	638
Spain
Segmental analysis
Service revenue	1,866
Equipment revenue	178
Revenue from contracts with customers	2,044
Other revenue	33
Interest revenue	13
Total segment revenue	2,090
Adjusted EBITDAaL	445
Other Europe
Segmental analysis
Service revenue	2,502
Equipment revenue	248
Revenue from contracts with customers	2,750
Other revenue	52
Interest revenue	8
Total segment revenue	2,810
Adjusted EBITDAaL	836
Vodacom
Segmental analysis
Service revenue	2,271
Equipment revenue	455
Revenue from contracts with customers	2,726
Other revenue	190
Interest revenue	12
Total segment revenue	2,928
Adjusted EBITDAaL	1,062
Vantage Towers
Segmental analysis
Other revenue	611
Total segment revenue	611
Adjusted EBITDAaL	305
Other Markets
Segmental analysis
Service revenue	1,752
Equipment revenue	201
Revenue from contracts with customers	1,953
Other revenue	5
Total segment revenue	1,958
Adjusted EBITDAaL	683
Common Functions
Segmental analysis
Service revenue	252
Equipment revenue	31
Revenue from contracts with customers	283
Other revenue	424
Total segment revenue	707
Adjusted EBITDAaL	(213)
Eliminations
Segmental analysis
Service revenue	(118)
Revenue from contracts with customers	(118)
Other revenue	(611)
Interest revenue	(1)
Total segment revenue	(730)
Changes due to revision
Segmental analysis
Adjusted EBITDAaL			€ (12)
Previous basis of segment reporting
Segmental analysis
Service revenue	19,010		18,418
Equipment revenue	2,446		2,135
Revenue from contracts with customers	21,456		20,553
Other revenue	966	[2]	815
Interest revenue	67		59
Total segment revenue	22,489		21,427
Adjusted EBITDAaL	7,565		7,011
Previous basis of segment reporting | Germany
Segmental analysis
Service revenue	5,777		5,723
Equipment revenue	475		466
Revenue from contracts with customers	6,252		6,189
Other revenue	211	[2]	176
Interest revenue	12		6
Total segment revenue	6,475		6,371
Adjusted EBITDAaL	3,045		2,844
Previous basis of segment reporting | Italy
Segmental analysis
Service revenue	2,187		2,249
Equipment revenue	265		216
Revenue from contracts with customers	2,452		2,465
Other revenue	49	[2]	36
Interest revenue	6		5
Total segment revenue	2,507		2,506
Adjusted EBITDAaL	917		800
Previous basis of segment reporting | UK
Segmental analysis
Service revenue	2,521		2,401
Equipment revenue	593		509
Revenue from contracts with customers	3,114		2,910
Other revenue	30	[2]	49
Interest revenue	17		24
Total segment revenue	3,161		2,983
Adjusted EBITDAaL	667		636
Previous basis of segment reporting | Spain
Segmental analysis
Service revenue	1,866		1,880
Equipment revenue	178		132
Revenue from contracts with customers	2,044		2,012
Other revenue	46	[2]	30
Interest revenue	13		8
Total segment revenue	2,103		2,050
Adjusted EBITDAaL	483		488
Previous basis of segment reporting | Other Europe
Segmental analysis
Service revenue	2,502		2,411
Equipment revenue	248		252
Revenue from contracts with customers	2,750		2,663
Other revenue	92	[2]	48
Interest revenue	8		9
Total segment revenue	2,850		2,720
Adjusted EBITDAaL	921		870
Previous basis of segment reporting | Vodacom
Segmental analysis
Service revenue	2,271		1,949
Equipment revenue	455		335
Revenue from contracts with customers	2,726		2,284
Other revenue	190	[2]	132
Interest revenue	12		7
Total segment revenue	2,928		2,423
Adjusted EBITDAaL	1,062		891
Previous basis of segment reporting | Other Markets
Segmental analysis
Service revenue	1,752		1,679
Equipment revenue	201		212
Revenue from contracts with customers	1,953		1,891
Other revenue	5	[2]	7
Total segment revenue	1,958		1,898
Adjusted EBITDAaL	683		601
Previous basis of segment reporting | Common Functions
Segmental analysis
Service revenue	252	[3]	219
Equipment revenue	31	[3]	13
Revenue from contracts with customers	283	[3]	232
Other revenue	424	[2],[3]	424
Total segment revenue	707	[3]	656
Adjusted EBITDAaL	(213)	[3]	(119)
Previous basis of segment reporting | Eliminations
Segmental analysis
Service revenue	(118)		(93)
Revenue from contracts with customers	(118)		(93)
Other revenue	(81)	[2]	(87)
Interest revenue	(1)
Total segment revenue	€ (200)		€ (180)

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.
[2]	Other revenue includes lease revenue recognised under IFRS 16 “Leases”.
[3]	Comprises central teams and business functions.